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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7088

              Van Kampen Massachusetts Value Municipal Income Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/08

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Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MASSACHUSETTS VALUE MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS -- JULY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON       MATURITY           VALUE
---------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS   200.8%
             MASSACHUSETTS   173.0%
$  1,000     Holyoke, MA Gas & Elec Dept
              Rev, Ser A (MBIA Insd)                        5.000%      12/01/31      $     970,450
   1,220     Massachusetts St College Bldg
              Auth Proj Rev, Ser A (AMBAC
              Insd)                                         5.000       05/01/36          1,194,795
   1,000     Massachusetts St Dev Fin Agy
              M/Srbc Proj, Ser A (MBIA
              Insd)                                         5.125       08/01/28          1,007,800
   1,000     Massachusetts St Dev Fin Agy
              Rev College Pharmacy & Allied
              Hlth, Ser D (AGL Insd)                        5.000       07/01/35            975,400
   1,000     Massachusetts St Dev Fin Agy
              Rev Curry College, Ser A (ACA
              Insd)                                         5.000       03/01/35            877,500
     250     Massachusetts St Dev Fin Agy
              Rev Evergreen Ctr Inc                         5.000       01/01/24            217,557
     500     Massachusetts St Dev Fin Agy
              Rev Evergreen Ctr Inc                         5.500       01/01/35            428,860
     600     Massachusetts St Dev Fin Agy
              Rev First Mtg Overlook Cmnty,
              Ser A                                         6.250       07/01/34            551,154
   1,000     Massachusetts St Dev Fin Agy
              Rev Hampshire College                         5.700       10/01/34            977,320
     300     Massachusetts St Dev Fin Agy
              Rev Linden Ponds Inc Fac, Ser
              A                                             5.750       11/15/42            255,363
   1,000     Massachusetts St Dev Fin Agy
              Rev MA College of Pharmacy,
              Ser B (Prerefunded @
              1/01/10)                                      6.750       07/01/30          1,074,910


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
PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY           VALUE
---------------------------------------------------------------------------------------------------
             MASSACHUSETTS (CONTINUED)
$  1,000     Massachusetts St Dev Fin Agy
              Solid Waste Disp Rev Dominion
              Energy Brayton Point (AMT)                    5.000%     02/01/36       $     881,980
   2,000     Massachusetts St Hlth & Ed
              Boston College, Ser N                         5.125      06/01/33           2,013,880
   1,000     Massachusetts St Hlth & Ed Fac
              Auth Rev Brandeis Univ, Ser
              (MBIA Insd)                                   4.750      10/01/28             946,520
   1,000     Massachusetts St Hlth & Ed Fac
              Auth Rev Caregroup, Ser B-2
              (MBIA Insd)                                   5.375      02/01/28             979,310
   1,500     Massachusetts St Hlth & Ed Fac
              Auth Rev Hlthcare Sys
              Covenant (Prerefunded @
              1/01/12)                                      6.000      07/01/31           1,560,151
   1,000     Massachusetts St Hlth & Ed Fac
              Auth Rev Lahey Clinic Med Ctr,
              Ser C (FGIC Insd)                             5.000      08/15/30             929,330
   1,500     Massachusetts St Hlth & Ed Fac
              Auth Rev Partners Hlthcare Sys,
              Ser G-5                                       5.000      07/01/47           1,437,765
   1,500     Massachusetts St Hlth & Ed Fac
              Auth Rev Univ MA Mem Issue,
              Ser D                                         5.000      07/01/33           1,298,550
   1,000     Massachusetts St Hlth & Ed Fac
              Auth Rev Vly Regl Hlth Sys
              Rfdg, Ser C (Connie Lee Insd)                 7.000      07/01/10           1,080,350
     965     Massachusetts St Hlth & Ed Saint
              Mem Med Ctr, Ser A                            6.000      10/01/23             930,048
   1,000     Massachusetts St Hsg Fin Agy
              Hsg Rev, Ser H (AMT)                          5.000      12/01/28             898,510


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
PAR
AMOUNT
(000)        DESCRIPTION                                    COUPON     MATURITY           VALUE
--------------------------------------------------------------------------------------------------
             MASSACHUSETTS (CONTINUED)
$  1,350     Massachusetts St Hsg Fin Agy
              Hsg Rev Single Family, Ser 126
              (AMT) (a) (e)                                 4.550%     06/01/27       $   1,273,443
   2,620     Massachusetts St Hsg Fin Agy
              Hsg Rev Single Family, Ser 126
              (AMT) (a) (e)                                 4.700      06/01/38           2,471,422
     955     Massachusetts St Hsg Fin Agy
              Hsg Rev Single Family, Ser 120
              (AMT)                                         5.000      12/01/35             826,237
   1,000     Massachusetts St Hsg Fin Agy
              Hsg Rev Single Family, Ser 122
              (AMT)                                         4.850      12/01/31             848,730
   2,075     Massachusetts St Indl Fin Agy
              Rev Tufts Univ, Ser H (MBIA
              Insd)                                         4.750      02/15/28           2,072,344
   1,000     Massachusetts St Indl Fin Agy
              Rev Whitehead Inst Biomedical
              Resh                                          5.125      07/01/26           1,001,140
     930     Massachusetts St Indl Fin Agy
              Wtr Treatment Amern Hingham
              (AMT)                                         6.900      12/01/29             931,711
     930     Massachusetts St Indl Fin Agy
              Wtr Treatment Amern Hingham
              (AMT)                                         6.950      12/01/35             931,748
   3,500     Massachusetts St Sch Bldg Auth
              Dedicated Sales Tax Rev,
              Ser A (a)                                     5.000      08/15/30           3,533,005
   4,000     Massachusetts St Tpk Auth Metro
              Hwy Sys Rev Cap Apprec Sr,
              Ser C (MBIA Insd)                               *        01/01/22           2,032,600
   2,550     Massachusetts St Tpk Auth Metro
              Hwy Sys Rev Sub, Ser A
              (AMBAC Insd)                                  5.000      01/01/39           2,449,810


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
PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON       MATURITY           VALUE
----------------------------------------------------------------------------------------------------

             MASSACHUSETTS (CONTINUED)
$  3,000     Massachusetts St Tpk Auth Rev
              Rfdg, Ser A (b)                               5.000%      01/01/13      $   3,156,480
   5,000     Massachusetts St Wtr Pollutn
              Abatement Tr Pool Pg,
              Ser 12 (a)                                    4.375       08/01/31          4,895,784
      50     Massachusetts St Wtr Pollutn
              MWRA Pgm, Ser A                               5.000       08/01/32             50,216
   1,500     Massachusetts St Wtr Res Auth
              Gen, Ser A (AMBAC Insd)                       5.000       08/01/31          1,503,930
   4,500     Massachusetts St Wtr Res Auth
              Gen, Ser A (a)                                5.000       08/01/41          4,483,485
   1,500     Narragansett, MA Regl Sch Dist
              (AMBAC Insd)                                  5.375       06/01/18          1,572,960
   1,000     New Bedford, MA Muni Purp Ln
              (FGIC Insd)                                   5.000       05/01/20          1,029,030
   1,000     Pittsfield, MA (MBIA Insd)                     5.125       04/15/22          1,033,330
   1,000     University MA Bldg Auth Proj Sr
              Rfdg, Ser 1 (AMBAC Insd)
              (Prerefunded @ 11/01/13)                      5.250       11/01/21          1,100,890
   1,975     Westford, MA (AMBAC Insd)                      5.250       06/01/19          2,098,912
                                                                                      -------------
                                                                                         60,784,710
                                                                                      -------------
             GUAM 1.0%
     300     Guam Econ Dev & Comm
              Auth Tob Settlement                           5.625       06/01/47            277,212
      75     Guam Govt, Ser A                               5.250       11/15/37             67,553
                                                                                      -------------
                                                                                            344,765
                                                                                      -------------
             PUERTO RICO 21.1%
   1,000     Childrens Tr Fd PR Tob
              Settlement Rev                                5.625       05/15/43            924,910
   2,000     Puerto Rico Comwlth Hwy & Trans
              Auth Hwy Rev, Ser Y (FSA Insd) (a)            6.250       07/01/21          2,281,870


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
PAR
AMOUNT
(000)        DESCRIPTION                             COUPON              MATURITY           VALUE
----------------------------------------------------------------------------------------------------

             PUERTO RICO (CONTINUED)
$    920     Puerto Rico Elec Pwr Auth Pwr
              Rev, Ser TT (a)                               5.000%       07/01/32           $887,473
   2,070     Puerto Rico Elec Pwr Auth Pwr
              Rev, Ser TT (a)                               5.000        07/01/37          1,996,815
   1,465     Puerto Rico Pub Bldg Auth Rev
              Gtd Cap Apprec, Ser D
              (AMBAC Insd) (Prerefunded @
              7/01/17) (c)                            0.000/5.450        07/01/30          1,326,660
                                                                                       -------------
                                                                                           7,417,728
                                                                                       -------------
             U.S. VIRGIN ISLANDS   5.7%
   1,000     University Virgin Island Impt, Ser
              A                                             5.375        06/01/34            940,820
   1,000     Virgin Islands Pub Fin Auth Rev
              Gross Rcpt Taxes Ln Nt, Ser A                 6.375        10/01/19          1,054,300
                                                                                       -------------
                                                                                           1,995,120
                                                                                       -------------

TOTAL LONG-TERM INVESTMENTS   200.8%
  (Cost $70,320,801)                                                                      70,542,323


SHORT-TERM INVESTMENTS   7.1%
Massachusetts St Cons Ln, Ser A
($1,700,000 par, yielding 2.550%, 03/01/26 maturity) (e) (f)                               1,700,000
Massachusetts St Hlth & Ed Fac Auth Rev Wellesley College, Ser G
  ($300,000 par, yielding 1.700%, 07/01/39 maturity) (e) (f)                                 300,000
Massachusetts St Hlth & Ed Fac Auth Rev Museum Fine, Ser A-1
  ($500,000 par, yielding 2.120%, 12/01/37 maturity) (e) (f)                                 500,000
                                                                                       -------------

TOTAL SHORT-TERM INVESTMENTS   7.1%
  (Cost $2,500,000)                                                                        2,500,000
                                                                                       -------------
TOTAL INVESTMENTS  207.9%
  (Cost $72,820,801)                                                                      73,042,323



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
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (46.5%)
   (Cost ($16,365,000))
(16,365)  Notes with interest rates ranging from 2.23% to 2.74% at July 31, 2008 and contractual maturities of collateral
          ranging from 2021 to 2041 (d)                                                  (16,365,000)
                                                                                       -------------

TOTAL NET INVESTMENTS  161.4%
  (Cost $56,455,801)                                                                      56,677,323

OTHER ASSETS IN EXCESS OF LIABILITIES  2.7%                                                  958,294

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (64.1%)                               (22,509,183)
                                                                                       -------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                            $35,126,434
                                                                                       =============



Percentages are calculated as a percentage of net assets applicable to common shares.
*    Zero coupon bond
(a)  Underlying security related to Inverse Floaters entered into by the Trust.
(b)  Escrowed to Maturity
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Floating rate notes. The interest rate shown reflects the rates in effect at July 31, 2008.
(e)  Variable Rate Coupon
(f) Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.


ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Massachusetts
Value Municipal Income Trust


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 18, 2008